Acquisitions & Divestitures - Conocophillips Asset Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Revenue		$ 794,841	$ 868,263	$ 1,919,349
Conocophillips Asset Acquisition
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Asset acquisition, consideration paid	$ 209,766
Revenue	$ 25,217